Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income
Gain from sale of written-off-loans (b)		S/ 12,962	S/ 11,311	S/ 13,615
Other technical income from insurance operations		11,547	13,362	10,908
Income from investments in associates		9,068	15,647	17,454
Services rendered to third parties		7,843	3,859	2,779
Income from ATM rentals		3,971	3,789	4,606
Insurance recovery				940
Other income		16,726	22,692	18,741
Total other income		62,117	70,660	69,043
Other expenses
Sundry technical insurance expenses		(47,285)	(42,016)	(40,593)
Commissions from insurance activities		(28,390)	(35,266)	(38,650)
Provision for accounts receivable		(7,310)	(3,303)	(2,134)
Donations		(5,509)	(5,352)	(5,068)
Provision for sundry risk		(4,918)	(3,872)	(3,504)
Expenses related to rental income		(1,993)	(3,456)	(3,901)
Administrative and tax penalties		(543)	(932)	(2,963)
Goodwill write-off, Note 9(b)			(2,233)
Provision for assets received as payment and seized assets			(355)	(9,754)
Other expenses	[1]	(48,099)	(34,378)	(35,048)
Total other expenses		S/ (144,047)	S/ (131,163)	S/ (141,615)

[1]	During the year 2020, corresponds mainly to non-recurring expenses derived from the Covid-19 pandemic (implementation of safety protocols and remote working, among others); likewise, it comprises operating write-offs, different claims, among other minor expenses. During the years 2019 and 2018, correspond mainly to expenses for operating write-offs and Insurance Banking claims.